Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Income Taxes
Accrued liabilities not currently deductible	$ 6,564	$ 10,326
Accumulated losses	20,296	2,813
Difference between tax and accounting basis of property and equipment	11,644	9,653
Research and development expenditures and tax credits	1,410	9,683
Total deferred income tax assets	39,914	32,475
Difference between tax and accounting basis of intangible assets	(68,937)	(53,346)
Temporary difference on equity derivative and related party debt	(2,633)	(6,990)
Total deferred income tax liabilities	(71,570)	(60,336)
Net deferred income taxes	(31,656)	(27,861)
Valuation allowance	(3,067)	(2,464)
Net deferred income taxes, net of valuation allowance	$ (34,723)	$ (30,325)